================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-5522

                         RIVERSOURCE SECTOR SERIES, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
         ---------------------------------------------------------------
             (Address of principal executive offices)     (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
   --------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:      6/30

Date of reporting period:     12/31

===============================================================================

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DIVIDEND OPPORTUNITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2009


RIVERSOURCE DIVIDEND OPPORTUNITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME. SECONDARY OBJECTIVE IS GROWTH OF INCOME AND
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   19

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   23

Financial Highlights...............   25

Notes to Financial Statements......   34

Proxy Voting.......................   50




--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Dividend Opportunity Fund (the Fund) Class A shares increased
  26.75% (excluding sales charge) for the six months ended Dec. 31, 2009.

> The Fund outperformed the Russell 1000(R) Value Index, which rose 23.23% for the same time frame.

> The Fund also outperformed its peer group, as represented by the Lipper Equity
  Income Funds Index, which increased 22.23% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2009)
--------------------------------------------------------------------------------


                             6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS
---------------------------------------------------------------------------
RiverSource Dividend
  Opportunity Fund Class A
  (excluding sales charge)    +26.75%   +28.71%   -4.58%   +2.84%   +0.77%
---------------------------------------------------------------------------
Russell 1000 Value Index(1)
  (unmanaged)                 +23.23%   +19.69%   -8.96%   -0.25%   +2.47%
---------------------------------------------------------------------------
Lipper Equity Income Funds
  Index(2)                    +22.23%   +23.85%   -6.25%   +0.63%   +2.25%
---------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT DEC. 31, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/1/88)                  +26.75%   +28.71%   -4.58%   +2.84%   +0.77%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +26.44%   +27.89%   -5.28%   +2.08%   +0.00%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +26.21%   +27.68%   -5.32%   +2.05%     N/A       -0.10%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  +27.14%   +29.35%   -4.19%   +3.24%     N/A       +4.78%
-------------------------------------------------------------------------------------
Class R2 (inception
  8/01/08)                 +26.50%   +28.22%     N/A      N/A      N/A       -2.32%
-------------------------------------------------------------------------------------
Class R3 (inception
  8/01/08)                 +26.83%   +28.73%     N/A      N/A      N/A       -1.97%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 +26.96%   +28.98%   -4.29%   +3.09%   +0.99%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  8/01/08)                 +27.12%   +29.30%     N/A      N/A      N/A       -1.59%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                 +26.70%   +28.59%   -4.63%     N/A      N/A       -3.71%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/1/88)                  +19.47%   +21.30%   -6.44%   +1.63%   +0.17%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +21.44%   +22.89%   -6.15%   +1.72%   +0.00%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +25.21%   +26.68%   -5.32%   +2.05%     N/A       -0.10%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.


--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR BREAKDOWN(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

Consumer Discretionary                      7.5%
------------------------------------------------
Consumer Staples                            9.0%
------------------------------------------------
Energy                                     16.6%
------------------------------------------------
Financials                                 12.4%
------------------------------------------------
Health Care                                10.5%
------------------------------------------------
Industrials                                 6.8%
------------------------------------------------
Information Technology                      4.0%
------------------------------------------------
Materials                                   9.9%
------------------------------------------------
Telecommunication Services                 13.2%
------------------------------------------------
Utilities                                   9.6%
------------------------------------------------
Other(2)                                    0.5%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

Chevron                                     3.9%
------------------------------------------------
BP ADR                                      3.8%
------------------------------------------------
Lorillard                                   3.8%
------------------------------------------------
AT&T                                        3.2%
------------------------------------------------
Pfizer                                      3.1%
------------------------------------------------
Bristol-Myers Squibb                        3.0%
------------------------------------------------
Verizon Communications                      2.9%
------------------------------------------------
Enbridge                                    2.5%
------------------------------------------------
Merck & Co                                  2.4%
------------------------------------------------
El du Pont de Nemours & Co                  2.1%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months Dec. 31, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JULY 1, 2009  DEC. 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,267.50        $ 6.46         1.13%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.51        $ 5.75         1.13%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,264.40        $10.84         1.90%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.63        $ 9.65         1.90%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,262.10        $10.78         1.89%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.68        $ 9.60         1.89%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,271.40        $ 4.01          .70%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.68        $ 3.57          .70%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,265.00        $ 8.56         1.50%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.64        $ 7.63         1.50%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,268.30        $ 7.15         1.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.90        $ 6.36         1.25%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,269.60        $ 5.72         1.00%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.16        $ 5.09         1.00%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,271.20        $ 4.24          .74%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.48        $ 3.77          .74%

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JULY 1, 2009  DEC. 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,267.00        $ 6.63         1.16%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.36        $ 5.90         1.16%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2009: +26.75% for Class A, +26.44% for Class B, +26.21% for Class C, +27.14% for Class I, +26.50% for Class R2, +26.83% for Class R3, +26.96% for Class R4, +27.12%
    for Class R5 and +26.70% for Class W.


--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

DEC. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.9%)
Honeywell Intl                                         289,244            $11,338,365
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.5%)
Johnson Controls                                       699,198(d)          19,046,154
-------------------------------------------------------------------------------------

BEVERAGES (1.4%)
Coca-Cola                                              141,975              8,092,575
Diageo ADR                                             133,816(c)           9,288,169
                                                                      ---------------
Total                                                                      17,380,744
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
Artio Global Investors                                  63,790(b)           1,626,007
-------------------------------------------------------------------------------------

CHEMICALS (5.0%)
Air Products & Chemicals                               106,505              8,633,295
Dow Chemical                                           489,684(d)          13,529,969
Eastman Chemical                                       150,245(d)           9,050,759
EI du Pont de Nemours & Co                             760,123             25,593,341
Olin                                                   358,080(d)           6,273,562
                                                                      ---------------
Total                                                                      63,080,926
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.2%)
HSBC Holdings                                          856,280(c)           9,771,653
Natl Australia Bank                                    553,441(c,d)        13,502,176
US Bancorp                                             409,045(d)           9,207,603
Wells Fargo & Co                                       267,783              7,227,463
                                                                      ---------------
Total                                                                      39,708,895
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.0%)
Deluxe                                                 332,052(d)           4,911,049
Pitney Bowes                                           387,800(d)           8,826,328
RR Donnelley & Sons                                    320,346              7,134,105
Waste Management                                       134,439(d)           4,545,383
                                                                      ---------------
Total                                                                      25,416,865
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.1%)
Packaging Corp of America                              611,289(d)          14,065,760
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Genuine Parts                                          166,900              6,335,524
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.4%)
Bank of America                                      1,579,605             23,788,852
JPMorgan Chase & Co                                    445,817(d)          18,577,194
                                                                      ---------------
Total                                                                      42,366,046
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (12.8%)
AT&T                                                 1,431,314(d)          40,119,730
BT Group                                             3,314,125(c)           7,219,759
CenturyTel                                             535,545             19,392,084
Deutsche Telekom ADR                                   438,041(c)           6,439,203
FairPoint Communications                               456,379                 15,175
Frontier Communications                              1,077,876(d)           8,418,212
Qwest Communications Intl                            3,619,467             15,237,956
Telefonos de Mexico ADR Series L                       361,791(c,d)         5,998,495
Telmex Internacional ADR                               281,846(c,d)         5,002,767
Telstra                                              2,218,626(c)           6,818,851
Verizon Communications                               1,101,467             36,491,601
Windstream                                             799,706(d)           8,788,769
                                                                      ---------------
Total                                                                     159,942,602
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (4.0%)
American Electric Power                                180,808(d)           6,290,310
Duke Energy                                            667,018             11,479,380
Pepco Holdings                                         549,439(d)           9,258,047
Pinnacle West Capital                                  203,065              7,428,118
Progress Energy                                        162,418              6,660,762
Southern                                               194,712              6,487,804
UIL Holdings                                            84,531(d)           2,373,630
                                                                      ---------------
Total                                                                      49,978,051
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
Hubbell Cl B                                           246,362(d)          11,652,923
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.6%)
Halliburton                                            390,425             11,747,888
Schlumberger                                           119,511              7,778,971
Transocean                                             153,665(b,c)        12,723,462
                                                                      ---------------
Total                                                                      32,250,321
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

FOOD PRODUCTS (1.9%)
B&G Foods Cl A                                         962,899(d)          $8,839,413
ConAgra Foods                                          384,000              8,851,200
Kraft Foods Cl A                                       136,119              3,699,714
Sara Lee                                               204,327              2,488,703
                                                                      ---------------
Total                                                                      23,879,030
-------------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Nicor                                                  323,724(d)          13,628,780
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.6%)
Newell Rubbermaid                                      206,215(d)           3,095,287
Tupperware Brands                                      373,405(d)          17,389,471
                                                                      ---------------
Total                                                                      20,484,758
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.3%)
Tomkins                                              1,408,563(c)           4,378,456
-------------------------------------------------------------------------------------

INSURANCE (3.3%)
Allstate                                               254,721              7,651,819
Lincoln Natl                                            94,734              2,356,982
Marsh & McLennan Companies                             125,775              2,777,112
Montpelier Re Holdings                                 511,665(c,d)         8,862,038
Unitrin                                                 85,255(d)           1,879,873
XL Capital Cl A                                        970,501(c)          17,789,283
                                                                      ---------------
Total                                                                      41,317,107
-------------------------------------------------------------------------------------

MACHINERY (2.1%)
Caterpillar                                            336,771(d)          19,192,579
Harsco                                                 220,546              7,108,198
                                                                      ---------------
Total                                                                      26,300,777
-------------------------------------------------------------------------------------

MARINE (--%)
NewLead Holdings                                       413,450(b,c)           372,105
-------------------------------------------------------------------------------------

MEDIA (2.5%)
Cinemark Holdings                                      181,191              2,603,715
GateHouse Media                                        322,000(b)              61,180
Natl CineMedia                                         701,818(d)          11,629,124
Regal Entertainment Group Cl A                       1,156,042             16,693,246
                                                                      ---------------
Total                                                                      30,987,265
-------------------------------------------------------------------------------------

METALS & MINING (2.4%)
Compass Minerals Intl                                  203,112(d)          13,647,095
Rio Tinto ADR                                           25,513(c)           5,495,245
Southern Copper                                        204,262(d)           6,722,262
United States Steel                                     80,997(d)           4,464,555
                                                                      ---------------
Total                                                                      30,329,157
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Macy's                                                 528,161(d)           8,851,978
-------------------------------------------------------------------------------------

MULTI-UTILITIES (4.5%)
Ameren                                                  89,810              2,510,190
CH Energy Group                                         73,880(d)           3,141,378
Consolidated Edison                                    246,400(d)          11,193,952
Dominion Resources                                     213,911              8,325,416
DTE Energy                                             169,907(d)           7,406,246
Natl Grid                                            1,122,604(c)          12,256,789
NiSource                                               268,380              4,127,684
NSTAR                                                   53,480(d)           1,968,064
Public Service Enterprise Group                        154,496              5,136,992
                                                                      ---------------
Total                                                                      56,066,711
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.0%)
BP ADR                                                 826,951(c,d)        47,938,350
Chevron                                                623,259             47,984,711
Enbridge                                               667,797(c)          30,865,577
Enbridge Energy Management LLC                               1(b)                  30
Eni                                                    388,541(c)           9,880,023
General Maritime                                       179,802(d)           1,256,816
Kinder Morgan Management LLC                                --(b,e)                 1
Royal Dutch Shell ADR                                  266,651(c)          16,028,392
Ship Finance Intl                                      162,786(c,d)         2,218,773
Spectra Energy                                         348,504              7,147,817
TransCanada                                            250,735(c,d)         8,617,762
Valero Energy                                          188,632(d)           3,159,586
                                                                      ---------------
Total                                                                     175,097,838
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.4%)
MeadWestvaco                                           325,302(d)           9,313,396
Weyerhaeuser                                           177,184(d)           7,643,718
                                                                      ---------------
Total                                                                      16,957,114
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PHARMACEUTICALS (10.5%)
Biovail                                                599,100(c)          $8,363,436
Bristol-Myers Squibb                                 1,496,652(d)          37,790,463
Johnson & Johnson                                      243,829             15,705,026
Merck & Co                                             831,301             30,375,738
Pfizer                                               2,138,692             38,902,808
                                                                      ---------------
Total                                                                     131,137,471
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.6%)
LaSalle Hotel Properties                               531,636(d)          11,286,632
Pebblebrook Hotel Trust                                139,817(b)           3,077,372
ProLogis                                               299,903(d)           4,105,672
Ventas                                                  35,454(d)           1,550,758
                                                                      ---------------
Total                                                                      20,020,434
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Intel                                                  633,703             12,927,541
Microchip Technology                                   706,454(d)          20,529,553
Taiwan Semiconductor Mfg ADR                         1,494,415(c,d)        17,096,108
                                                                      ---------------
Total                                                                      50,553,202
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.4%)
Foot Locker                                            396,835(d)           4,420,742
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Capitol Federal Financial                               95,005(d)           2,988,857
-------------------------------------------------------------------------------------

TOBACCO (5.7%)
Lorillard                                              588,308             47,199,951
Philip Morris Intl                                     494,065             23,808,992
                                                                      ---------------
Total                                                                      71,008,943
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Babcock & Brown Air ADR                                686,928(c)           6,175,483
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Vodafone Group ADR                                     253,199(c,d)         5,846,365
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,251,692,922)                                                 $1,234,991,756
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.6%)
ISSUER                                                 SHARES                VALUE(a)
PROPERTY & CASUALTY
XL Capital
 10.75% Cv                                             250,000(c)          $6,980,000
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $6,250,000)                                                         $6,980,000
-------------------------------------------------------------------------------------





BONDS (0.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE
Ford Motor
 Sr Unsecured Cv
 11-15-16                            4.25%           $3,321,000            $4,176,988
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $3,321,000)                                                         $4,176,988
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%              6,341,597(f)          $6,341,597
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,341,597)                                                         $6,341,597
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (24.1%)
                                                       AMOUNT
                                   EFFECTIVE          PAYABLE
ISSUER                               YIELD          AT MATURITY              VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (6.9%)
Antalis US Funding
 01-15-10                            0.23%           $9,998,467            $9,998,467
 01-20-10                            0.23             4,997,988             4,997,988
Arabella Finance LLC
 01-19-10                            0.65             7,995,378             7,995,378
Belmont Funding LLC
 01-04-10                            0.48             7,998,187             7,998,187
Cancara Asset Securitisation LLC
 02-12-10                            0.27             5,996,040             5,996,040
Ebbets Funding LLC
 01-07-10                            0.56             4,997,278             4,997,278


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE          PAYABLE
ISSUER                               YIELD          AT MATURITY              VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (CONT.)
Giro Balanced Funding
 01-04-10                            0.45%           $9,999,125            $9,999,125
Grampian Funding LLC
 01-04-10                            0.25             4,998,819             4,998,819
 01-14-10                            0.27             7,998,380             7,998,380
Rhein-Main Securitisation
 03-08-10                            0.36             9,990,900             9,990,900
Versailles Commercial Paper LLC
 01-19-10                            0.35            11,996,149            11,996,149
                                                                      ---------------
Total                                                                      86,966,711
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (15.0%)
Banco Espirito Santo e Commerciale
 01-07-10                            0.47             4,999,543             4,999,543
Banco Popular Espanol
 01-06-10                            0.32             4,997,901             4,997,901
 01-14-10                            0.38             5,000,000             5,000,000
 01-25-10                            0.41             2,998,902             2,998,902
Banco Santander Central Hispano
 02-10-10                            0.29             3,000,000             3,000,000
Bank of Tokyo Securities
 03-23-10                            0.29             5,000,000             5,000,000
Banque Federative du Credit Mutuel
 02-18-10                            0.33             3,996,630             3,996,630
Barclays Bank
 02-16-10                            0.36             2,000,000             2,000,000
Bayrische Hypo-Und Vereinsbank
 02-01-10                            0.43             3,000,000             3,000,000
Caisse des Depots
 03-01-10                            0.28             4,996,502             4,996,502
Caixa Geral de Deposit
 03-15-10                            0.30            14,996,274            14,996,274
Clydesdale Bank
 02-08-10                            0.30             5,000,000             5,000,000
Commerzbank
 01-04-10                            0.23             4,999,010             4,999,010
 01-04-10                            0.18            10,000,000            10,000,000
Credit Industrial et Commercial
 01-13-10                            0.39             5,000,000             5,000,000
Den Danske Bank
 01-04-10                            0.25            15,000,000            15,000,000
Dexia Bank
 01-29-10                            0.40             4,998,278             4,998,278
Dexia Credit Local
 01-15-10                            0.39             4,000,000             4,000,000
Erste Bank der Oesterreichischen Sparkassen
 01-05-10                            0.23            10,000,000            10,000,000
KBC Bank
 01-19-10                            0.33             5,000,000             5,000,000
 01-29-10                            0.32             5,000,000             5,000,000
Macquarie Bank
 01-07-10                            0.28             4,999,728             4,999,728
Mizuho Corporate Bank
 02-19-10                            0.29             7,000,000             7,000,000
Norinchukin Bank
 01-19-10                            0.27             4,998,725             4,998,725
 02-17-10                            0.31             5,000,000             5,000,000
NyKredit Bank
 01-05-10                            0.45            10,000,000            10,000,000
 03-22-10                            0.44             2,500,000             2,500,000
Raiffeisen Zentralbank Oesterreich
 01-06-10                            0.28             3,000,000             3,000,000
State of Hessen
 01-04-10                            0.20            15,000,001            15,000,001
Sumitomo Mitsui Banking
 02-19-10                            0.31            10,000,000            10,000,000
                                                                      ---------------
Total                                                                     186,481,494
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (1.8%)
BTM Capital
 01-22-10                            0.40             5,993,800             5,993,800
 02-05-10                            0.39             1,998,028             1,998,028
Ebbets Funding LLC
 01-04-10                            0.48             9,998,133             9,998,133
KBC Financial Products
 01-11-10                            0.43             4,997,910             4,997,910
                                                                      ---------------
Total                                                                      22,987,871
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE          PAYABLE
ISSUER                               YIELD          AT MATURITY              VALUE(a)

REPURCHASE AGREEMENTS (0.4%)(g)
Goldman Sachs
 dated 12-31-09, matures 01-04-10,
 repurchase price
 $5,476,144                          0.01%           $5,476,138            $5,476,138
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $301,912,214)                                                      301,912,214
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,569,517,733)(h)                                              $1,554,402,555
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



  ADR  -- American Depository Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2009, the value of foreign securities, excluding short-term securities, represented 22.83% of net assets.

(d) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e)  Represents fractional shares.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.


--------------------------------------------------------------------------------
14  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(g) The table below represents securities received as collateral subject to repurchase agreements. This collateral is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

  GOLDMAN SACHS (0.10%)

SECURITY DESCRIPTION                             VALUE(A)
-----------------------------------------------------------------
Fannie Mae Discount Notes                         $733,543
Federal Home Loan Mtge Corp                      2,469,800
Federal Natl Mtge Assn                           1,177,819
Freddie Mac Discount Notes                       1,204,510
-----------------------------------------------------------------
Total market value for collateralized
  securities                                    $5,585,672
-----------------------------------------------------------------


(h) At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $1,569,518,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $140,168,000
     Unrealized depreciation                        (155,283,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(15,115,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
16  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                                  FAIR VALUE AT DEC. 31, 2009
                              ------------------------------------------------------------------
                                   LEVEL 1           LEVEL 2
                                QUOTED PRICES         OTHER          LEVEL 3
                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)             $1,234,991,756              $--         $--        $1,234,991,756
  Preferred Stocks
    Property & Casualty                    --        6,980,000          --             6,980,000
------------------------------------------------------------------------------------------------
Total Equity Securities         1,234,991,756        6,980,000          --         1,241,971,756
------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                             --        4,176,988          --             4,176,988
------------------------------------------------------------------------------------------------
Total Bonds                                --        4,176,988          --             4,176,988
------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                         6,341,597               --          --             6,341,597
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                                --      301,912,214          --           301,912,214
------------------------------------------------------------------------------------------------
Total Other                         6,341,597      301,912,214          --           308,253,811
------------------------------------------------------------------------------------------------
Total                          $1,241,333,353     $313,069,202         $--        $1,554,402,555
------------------------------------------------------------------------------------------------



(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.



--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
18  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
DEC. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,261,263,922)           $1,246,148,744
  Affiliated money market fund (identified cost $6,341,597)             6,341,597
  Investments of cash collateral received for securities on loan
    (identified cost $301,912,214)                                    301,912,214
---------------------------------------------------------------------------------
Total investments in securities (identified cost $1,569,517,733)    1,554,402,555
Cash                                                                      101,595
Capital shares receivable                                               1,112,988
Dividends and accrued interest receivable                               3,569,456
Receivable for investment securities sold                              10,039,026
---------------------------------------------------------------------------------
Total assets                                                        1,569,225,620
---------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  1,173,566
Payable for investment securities purchased                            12,827,671
Payable upon return of securities loaned                              301,912,214
Accrued investment management services fees                                20,436
Accrued distribution fees                                                 452,702
Accrued transfer agency fees                                                5,324
Accrued administrative services fees                                        1,938
Accrued plan administration services fees                                     260
Other accrued expenses                                                    147,907
---------------------------------------------------------------------------------
Total liabilities                                                     316,542,018
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,252,683,602
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    1,810,307
Additional paid-in capital                                          1,800,579,108
Undistributed net investment income                                     1,100,973
Accumulated net realized gain (loss)                                 (535,700,080)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (15,106,706)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,252,683,602
---------------------------------------------------------------------------------
*Value of securities on loan                                       $  291,720,394
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES (continued) ------------------------------- DEC. 31, 2009 (UNAUDITED)


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $965,490,970          139,496,494                       $6.92(1)
Class B                     $ 78,150,803           11,367,263                       $6.88
Class C                     $ 19,737,940            2,879,524                       $6.85
Class I                     $188,420,952           27,160,179                       $6.94
Class R2                    $      4,527                  653                       $6.93
Class R3                    $      4,529                  653                       $6.94
Class R4                    $    609,462               87,847                       $6.94
Class R5                    $    260,480               37,528                       $6.94
Class W                     $      3,939                  568                       $6.93
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.34. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED DEC. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 27,610,796
Interest                                                                901,281
Income distributions from affiliated money market fund                    5,100
Income from securities lending -- net                                   345,095
  Less foreign taxes withheld                                          (859,900)
-------------------------------------------------------------------------------
Total income                                                         28,002,372
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   3,842,809
Distribution fees
  Class A                                                             1,140,590
  Class B                                                               398,909
  Class C                                                                88,984
  Class R2                                                                   11
  Class R3                                                                    5
  Class W                                                                     5
Transfer agency fees
  Class A                                                               903,578
  Class B                                                                85,814
  Class C                                                                18,142
  Class R2                                                                    1
  Class R3                                                                    1
  Class R4                                                                  141
  Class R5                                                                    8
  Class W                                                                     4
Administrative services fees                                            335,319
Plan administration services fees
  Class R2                                                                    5
  Class R3                                                                    5
  Class R4                                                                  704
Compensation of board members                                            16,812
Custodian fees                                                           25,850
Printing and postage                                                     82,800
Registration fees                                                        21,372
Professional fees                                                        20,154
Other                                                                    43,002
-------------------------------------------------------------------------------
Total expenses                                                        7,025,025
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (289,993)
-------------------------------------------------------------------------------
Total net expenses                                                    6,735,032
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      21,267,340

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS (continued)  -------------------------------------------
SIX MONTHS ENDED DEC. 31, 2009 (UNAUDITED)


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $  3,242,272
  Foreign currency transactions                                         (17,182)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                               3,225,090
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                251,501,442
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               254,726,532
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $275,993,872
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      DEC. 31, 2009   JUNE 30, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $   21,267,340  $   47,796,713
Net realized gain (loss) on investments                                   3,225,090    (194,561,474)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    251,501,442    (203,392,348)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         275,993,872    (350,157,109)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (20,272,889)    (41,690,044)
    Class B                                                              (1,363,683)     (4,082,961)
    Class C                                                                (346,035)       (624,127)
    Class I                                                              (4,317,785)     (8,198,831)
    Class R2                                                                    (88)           (182)
    Class R3                                                                    (93)           (191)
    Class R4                                                                (12,834)        (30,301)
    Class R5                                                                 (1,175)           (203)
    Class W                                                                     (82)           (163)
---------------------------------------------------------------------------------------------------
Total distributions                                                     (26,314,664)    (54,627,003)

---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      DEC. 31, 2009   JUNE 30, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     $   54,750,656  $  191,628,175
  Class B shares                                                          4,502,253      19,032,766
  Class C shares                                                          2,815,868       4,995,272
  Class I shares                                                          4,502,766      47,886,548
  Class R2 shares                                                                --           5,000
  Class R3 shares                                                                --           5,000
  Class R4 shares                                                             3,550          43,818
  Class R5 shares                                                           253,968           5,000
Reinvestment of distributions at net asset value
  Class A shares                                                         19,083,493      39,394,145
  Class B shares                                                          1,303,621       3,923,540
  Class C shares                                                            303,509         568,183
  Class I shares                                                          4,317,545       8,198,356
  Class R4 shares                                                            12,834          30,301
  Class R5 shares                                                                79              --
Conversions from Class B to Class A
  Class A shares                                                         25,871,715      29,662,452
  Class B shares                                                        (25,871,715)    (29,662,452)
Payments for redemptions
  Class A shares                                                       (117,858,310)   (324,393,842)
  Class B shares                                                        (11,707,037)    (35,231,647)
  Class C shares                                                         (1,803,980)     (6,810,008)
  Class I shares                                                        (16,984,634)    (41,642,097)
  Class R4 shares                                                           (15,000)       (233,031)
  Class R5 shares                                                               (35)             --
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (56,518,854)    (92,594,521)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 193,160,354    (497,378,633)
Net assets at beginning of period                                     1,059,523,248   1,556,901,881
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $1,252,683,602  $1,059,523,248
---------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                             $    1,100,973  $    6,148,297
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
CLASS A                                              DEC. 31, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.58             $7.72        $9.65       $7.83       $7.30       $6.39
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .25          .30         .26         .25         .22
Net gains (losses) (both realized and
 unrealized)                                              1.37             (2.10)       (1.96)       1.81         .50         .91
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.49             (1.85)       (1.66)       2.07         .75        1.13
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)             (.29)        (.27)       (.25)       (.22)       (.22)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.92             $5.58        $7.72       $9.65       $7.83       $7.30
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.75%           (23.98%)     (17.46%)     26.66%      10.34%      17.79%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.19%(b)          1.13%        1.11%       1.15%       1.16%       1.12%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.13%(b)          1.03%        1.11%       1.15%       1.16%       1.12%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.58%(b)          4.23%        3.31%       3.15%       3.27%       3.20%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $965              $793       $1,167      $1,453        $907        $808
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%               21%          20%         17%         19%         24%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED JUNE 30,
CLASS B                                              DEC. 31, 2009       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006       2005
Net asset value, beginning of period                     $5.54             $7.67        $9.59       $7.78      $7.25       $6.35
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .21          .22         .19        .19         .17
Net gains (losses) (both realized and
 unrealized)                                              1.37             (2.10)       (1.94)       1.80        .50         .89
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.46             (1.89)       (1.72)       1.99        .69        1.06
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)             (.24)        (.20)       (.18)      (.16)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.88             $5.54        $7.67       $9.59      $7.78       $7.25
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.44%           (24.60%)     (18.15%)     25.76%      9.55%      16.84%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.95%(b)          1.89%        1.87%       1.91%      1.93%       1.88%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.90%(b)          1.79%        1.87%       1.91%      1.93%       1.88%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.78%(b)          3.45%        2.48%       2.38%      2.50%       2.41%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $78               $92         $171        $303       $275        $297
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%               21%          20%         17%        19%         24%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED JUNE 30,
CLASS C                                              DEC. 31, 2009       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006       2005
Net asset value, beginning of period                     $5.53             $7.65        $9.57       $7.77      $7.25       $6.35
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .20          .23         .19        .18         .17
Net gains (losses) (both realized and
 unrealized)                                              1.35             (2.07)       (1.95)       1.79        .50         .89
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.44             (1.87)       (1.72)       1.98        .68        1.06
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)             (.25)        (.20)       (.18)      (.16)       (.16)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.85             $5.53        $7.65       $9.57      $7.77       $7.25
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.21%           (24.51%)     (18.15%)     25.74%      9.47%      16.86%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.94%(b)          1.88%        1.87%       1.91%      1.92%       1.89%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.89%(b)          1.78%        1.87%       1.91%      1.92%       1.89%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.81%(b)          3.46%        2.56%       2.40%      2.50%       2.43%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $20               $15          $21         $26        $15         $12
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%               21%          20%         17%        19%         24%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
CLASS I                                              DEC. 31, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.59             $7.73        $9.67       $7.85       $7.32       $6.41
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13               .27          .33         .30         .27         .25
Net gains (losses) (both realized and
 unrealized)                                              1.38             (2.10)       (1.97)       1.80         .51         .91
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.51             (1.83)       (1.64)       2.10         .78        1.16
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.16)             (.31)        (.30)       (.28)       (.25)       (.25)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.94             $5.59        $7.73       $9.67       $7.85       $7.32
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            27.14%           (23.66%)     (17.19%)     27.07%      10.78%      18.24%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .74%(b)           .66%         .72%        .76%        .78%        .70%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .70%(b)           .66%         .72%        .76%        .78%        .70%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             4.00%(b)          4.60%        3.70%       3.58%       3.52%       3.61%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $188              $159         $197        $242         $46         $--
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%               21%          20%         17%         19%         24%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED
CLASS R2                                             DEC. 31, 2009          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        JUNE 30, 2009(d)
Net asset value, beginning of period                     $5.59                  $7.67
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10                    .23
Net gains (losses) (both realized and
 unrealized)                                              1.37                  (2.03)
-----------------------------------------------------------------------------------------
Total from investment operations                          1.47                  (1.80)
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)                  (.28)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93                  $5.59
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            26.50%                (23.53%)
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.53%(b)               1.46%(b)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.50%(b)               1.33%(b)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             3.20%(b)               4.23%(b)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                    $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%                    21%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED
CLASS R3                                             DEC. 31, 2009          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        JUNE 30, 2009(d)
Net asset value, beginning of period                     $5.59                  $7.67
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .11                    .24
Net gains (losses) (both realized and
 unrealized)                                              1.38                  (2.03)
-----------------------------------------------------------------------------------------
Total from investment operations                          1.49                  (1.79)
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.14)                  (.29)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $6.94                  $5.59
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            26.83%                (23.34%)
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.28%(b)               1.20%(b)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.25%(b)               1.07%(b)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             3.44%(b)               4.49%(b)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                    $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%                    21%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
CLASS R4                                             DEC. 31, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $5.59             $7.74        $9.67       $7.85       $7.32       $6.41
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .27          .33         .27         .26         .23
Net gains (losses) (both realized and
 unrealized)                                              1.38             (2.11)       (1.95)       1.81         .50         .91
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.50             (1.84)       (1.62)       2.08         .76        1.14
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.15)             (.31)        (.31)       (.26)       (.23)       (.23)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.94             $5.59        $7.74       $9.67       $7.85       $7.32
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.96%           (23.86%)     (17.00%)     26.75%      10.56%      17.93%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.04%(b)           .96%        1.02%       1.03%        .99%        .94%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.00%(b)           .75%         .76%       1.02%        .99%        .94%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.70%(b)          4.50%        3.62%       3.29%       3.37%       3.37%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $--           $1          $1          $1         $--
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%               21%          20%         17%         19%         24%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED
CLASS R5                                             DEC. 31, 2009          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        JUNE 30, 2009(d)
Net asset value, beginning of period                     $5.59                  $7.67
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13                    .26
Net gains (losses) (both realized and
 unrealized)                                              1.38                  (2.03)
-----------------------------------------------------------------------------------------
Total from investment operations                          1.51                  (1.77)
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.16)                  (.31)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $6.94                  $5.59
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            27.12%                (23.10%)
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .78%(b)                .72%(b)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .74%(b)                .72%(b)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             4.18%(b)               4.85%(b)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                    $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%                    21%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED JUNE 30,
CLASS W                                              DEC. 31, 2009       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(e)
Net asset value, beginning of period                     $5.59             $7.73        $9.67        $8.80
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .25          .29          .25
Net gains (losses) (both realized and
 unrealized)                                              1.36             (2.10)       (1.97)         .81
----------------------------------------------------------------------------------------------------------
Total from investment operations                          1.48             (1.85)       (1.68)        1.06
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.14)             (.29)        (.26)        (.19)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.93             $5.59        $7.73        $9.67
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.70%           (24.01%)     (17.58%)      12.15%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.16%(b)          1.09%        1.16%        1.19%(b)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.16%(b)          1.09%        1.16%        1.19%(b)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.55%(b)          4.18%        3.27%        2.97%(b)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--          $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     4%               21%          20%          17%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(d) For the period from Aug. 1, 2008 (when shares became publicly available) to June 30, 2009.
(e) For the period from Dec. 1, 2006 (when shares became publicly available) to June 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF DEC. 31, 2009)

1. ORGANIZATION

RiverSource Dividend Opportunity Fund (the Fund) is a series of RiverSource Sector Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Sector Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B share originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Class R2, Class R3 and Class R5 became available effective Aug. 1, 2008.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Dec. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R2, Class R3 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
34  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
36  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At Dec. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the

--------------------------------------------------------------------------------
38  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT DEC. 31, 2009
At Dec. 31, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED DEC. 31, 2009


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $5,313
------------------------------------------------------------------------------
Total                                               $5,313
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                            $--
------------------------------------------------------------------------------
Total                                                 $--
------------------------------------------------------------------------------


FORWARD FOREIGN CURRENCY CONTRACTS
At Dec. 31, 2009, the Fund had no outstanding forward foreign currency contracts. The monthly average gross notional amount for these contracts was $400,000 for the six months ended Dec. 31, 2009.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.61% to 0.375% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $321,647 for the six months ended Dec. 31, 2009. The management fee for the six months ended Dec. 31, 2009 was 0.65% of the

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Dec. 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Dec. 31, 2009, other expenses paid to this company were $2,945.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.


--------------------------------------------------------------------------------
40  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,425,000 and $181,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $412,242 for Class A, $22,545 for Class B and $763 for Class C for the six months ended Dec. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Dec. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.13%
Class B.............................................  1.90
Class C.............................................  1.89
Class I.............................................  0.70
Class R2............................................  1.50
Class R3............................................  1.25
Class R4............................................  1.00
Class R5............................................  0.74
Class W.............................................  1.16




--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $82,353
Class B...........................................    7,201
Class C...........................................    1,606
Class R2..........................................        1
Class R3..........................................        1


The management fees waived/reimbursed at the Fund level were $198,831

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.08%
Class B.............................................  1.85
Class C.............................................  1.84
Class I.............................................  0.65
Class R2............................................  1.45
Class R3............................................  1.20
Class R4............................................  0.95
Class R5............................................  0.70
Class W.............................................  1.10


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $43,592,641 and $102,959,478 respectively, for the six months ended Dec. 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
42  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        DEC. 31, 2009   JUNE 30, 2009*
----------------------------------------------------------------------
CLASS A
Sold                                       8,459,724       34,619,366
Converted from Class B**                   4,248,221        3,965,991
Reinvested distributions                   2,890,693        6,860,461
Redeemed                                 (18,399,443)     (54,301,681)
----------------------------------------------------------------------
Net increase (decrease)                   (2,800,805)      (8,855,863)
----------------------------------------------------------------------

CLASS B
Sold                                         706,942        3,484,644
Reinvested distributions                     198,584          690,329
Converted to Class A**                    (4,283,388)      (3,992,680)
Redeemed                                  (1,853,434)      (5,904,380)
----------------------------------------------------------------------
Net increase (decrease)                   (5,231,296)      (5,722,087)
----------------------------------------------------------------------

CLASS C
Sold                                         442,135          916,076
Reinvested distributions                      46,381          100,294
Redeemed                                    (281,948)      (1,131,028)
----------------------------------------------------------------------
Net increase (decrease)                      206,568         (114,658)
----------------------------------------------------------------------

CLASS I
Sold                                         708,178        8,521,127
Reinvested distributions                     653,046        1,434,768
Redeemed                                  (2,638,548)      (6,946,803)
----------------------------------------------------------------------
Net increase (decrease)                   (1,277,324)       3,009,092
----------------------------------------------------------------------

CLASS R2
Sold                                              --              653
----------------------------------------------------------------------
Net increase (decrease)                           --              653
----------------------------------------------------------------------

CLASS R3
Sold                                              --              653
----------------------------------------------------------------------
Net increase (decrease)                           --              653
----------------------------------------------------------------------

CLASS R4
Sold                                             535            7,910
Reinvested distributions                       1,940            5,191
Redeemed                                      (2,358)         (39,685)
----------------------------------------------------------------------
Net increase (decrease)                          117          (26,584)

----------------------------------------------------------------------


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


                                      SIX MONTHS ENDED    YEAR ENDED
                                        DEC. 31, 2009   JUNE 30, 2009*
----------------------------------------------------------------------
CLASS R5
Sold                                          36,868              653
Reinvested distributions                          12               --
Redeemed                                          (5)              --
----------------------------------------------------------------------
Net increase (decrease)                       36,875              653
----------------------------------------------------------------------


* Class R2, Class R3 and Class R5 shares are for the period from Aug. 1, 2008 (when shares became publicly available) to June 30, 2009.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2009, securities valued at $291,720,394 were on loan, secured by cash collateral of $301,912,214 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of

--------------------------------------------------------------------------------
44  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $345,095 earned from securities lending for the six months ended Dec. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $72,547,874 and $71,516,901, respectively, for the six months ended Dec. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Dec. 31, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Dec. 31, 2009.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $380,900,342 at June 30, 2009, that if not offset by capital gains will expire as follows:

2011                2017
$343,927,468    $36,972,874


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At June 30, 2009, the Fund had a post-October loss of $154,532,618 that is treated for income tax purposes as occurring on July 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
46  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Feb. 22, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading

--------------------------------------------------------------------------------
48  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT  49

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
50  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE DIVIDEND OPPORTUNITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6342 Z (3/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
REAL ESTATE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2009


RIVERSOURCE REAL ESTATE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH TOTAL RETURN FROM BOTH CURRENT
INCOME AND CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   13

Statement of Operations............   14

Statements of Changes in Net
  Assets...........................   15

Financial Highlights...............   17

Notes to Financial Statements......   23

Proxy Voting.......................   38




--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Real Estate Fund (the Fund) Class A shares increased 44.46%
  (excluding sales charge) for the six months ended Dec. 31, 2009.

> The Fund underperformed its benchmark, the Dow Jones Select Real Estate
  Securities Index (Float-Weighted), which rose 48.10% during the period.

> The Lipper Real Estate Funds Index, representing the Fund's peer group, returned 41.77% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2009)
--------------------------------------------------------------------------------


                                                                       SINCE
                                                                     INCEPTION
                               6 MONTHS*   1 YEAR  3 YEARS  5 YEARS    3/4/04
------------------------------------------------------------------------------
RiverSource Real Estate Fund
  Class A (excluding sales
  charge)                       +44.46%   +29.81%  -13.10%   +0.56%    +4.21%
------------------------------------------------------------------------------
Dow Jones Select Real Estate
  Securities Index (Float-
  Weighted)(1) (unmanaged)      +48.10%   +29.01%  -13.86%   -0.26%    +3.50%
------------------------------------------------------------------------------
Lipper Real Estate Funds
  Index(2)                      +41.77%   +28.50%  -12.23%   -0.04%    +3.37%
------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Dow Jones Select Real Estate Securities Index (Float-Weighted), an unmanaged float-weighted index, measures the performance of publicly traded real estate securities, including REITS and real estate operating companies. The index reflects reinvestment of all distributions and changes in market prices. The Dow Jones Select Real Estate Securities Index (Dow Jones Select) is the successor to the Dow Jones Wilshire Real Estate Securities Index (Dow Jones Wilshire). The effective date of succession was April 1, 2009 and was due to the expiration of the business relationship between Dow Jones Indexes and Wilshire Associates. The constitution of the Dow Jones Select is the same as the previous Dow Jones Wilshire.

(2) The Lipper Real Estate Funds Index includes the 30 largest real estate funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT DEC. 31, 2009
                                                                     SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/4/04)                   +44.46%   +29.81%  -13.10%   +0.56%    +4.21%
--------------------------------------------------------------------------
Class B (inception
  3/4/04)                   +43.73%   +28.87%  -13.76%   -0.22%    +3.40%
--------------------------------------------------------------------------
Class C (inception
  3/4/04)                   +43.87%   +29.02%  -13.74%   -0.20%    +3.42%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +44.61%   +30.51%  -12.68%   +1.02%    +4.64%
--------------------------------------------------------------------------
Class R4 (inception
  3/4/04)                   +44.38%   +30.02%  -12.78%   +0.84%    +4.49%
--------------------------------------------------------------------------
Class W (inception
  12/1/06)                  +44.14%   +29.86%  -13.11%     N/A    -13.18%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  3/4/04)                   +36.15%   +22.35%  -14.80%   -0.63%    +3.16%
--------------------------------------------------------------------------
Class B (inception
  3/4/04)                   +38.73%   +23.87%  -14.47%   -0.50%    +3.28%
--------------------------------------------------------------------------
Class C (inception
  3/4/04)                   +42.87%   +28.02%  -13.74%   -0.20%    +3.42%
--------------------------------------------------------------------------



* Not annualized.

Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.


--------------------------------------------------------------------------------
4  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
   X                      MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

RiverSource Real Estate Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. Principal risks associated with the Fund include market risk, issuer risk, diversification risk and sector/concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


PORTFOLIO BREAKDOWN(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

Apartments                                 15.8%
------------------------------------------------
Diversified Properties                      8.3%
------------------------------------------------
Health Care                                10.9%
------------------------------------------------
Hotels                                      7.3%
------------------------------------------------
Industrial                                  6.5%
------------------------------------------------
Manufactured Homes                          2.1%
------------------------------------------------
Office Property                            19.1%
------------------------------------------------
Regional Malls                             14.0%
------------------------------------------------
Shopping Centers                            9.1%
------------------------------------------------
Storage                                     6.4%
------------------------------------------------
Other(2)                                    0.5%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at Dec. 31, 2009)
---------------------------------------------------------------------

Simon Property Group                       10.8%
------------------------------------------------
Public Storage                              6.5%
------------------------------------------------
Vornado Realty Trust                        5.9%
------------------------------------------------
Equity Residential                          5.0%
------------------------------------------------
Boston Properties                           4.9%
------------------------------------------------
HCP                                         4.6%
------------------------------------------------
Ventas                                      4.1%
------------------------------------------------
AvalonBay Communities                       4.0%
------------------------------------------------
Host Hotels & Resorts                       3.8%
------------------------------------------------
Federal Realty Investment Trust             3.5%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months Dec. 31, 2009.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JULY 1, 2009  DEC. 31, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,444.60        $ 8.44         1.37%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.30        $ 6.97         1.37%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,437.30        $13.21         2.15%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.37        $10.92         2.15%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,438.70        $13.09         2.13%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.47        $10.82         2.13%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,446.10        $ 5.67          .92%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.57        $ 4.69          .92%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,443.80        $ 7.51         1.22%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.06        $ 6.21         1.22%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,441.40        $ 8.31         1.35%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.40        $ 6.87         1.35%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2009: +44.46% for Class A, +43.73% for Class B, +43.87% for Class C, +44.61% for Class I, +44.38% for Class R4 and +44.14% for Class W.


--------------------------------------------------------------------------------
8  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

DEC. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (99.1%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (1.0%)
Starwood Hotels & Resorts Worldwide                      43,624(c)         $1,595,330
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (97.8%)
Acadia Realty Trust                                     109,203(c)          1,842,255
Alexandria Real Estate Equities                          59,331(c)          3,814,390
AMB Property                                            167,742(c)          4,285,808
AvalonBay Communities                                    78,206             6,421,495
Boston Properties                                       118,088             7,920,162
Brookfield Properties                                   309,984             3,757,006
Camden Property Trust                                    91,029(c)          3,856,899
Corporate Office Properties Trust                        93,274(c)          3,416,627
DiamondRock Hospitality                                  75,338(c)            638,113
Digital Realty Trust                                     95,522(c)          4,802,846
Douglas Emmett                                           77,017(c)          1,097,492
EastGroup Properties                                     26,413(c)          1,011,090
Equity Lifestyle Properties                              65,470(c)          3,304,271
Equity Residential                                      236,107(c)          7,975,694
Essex Property Trust                                     38,165(c)          3,192,502
Federal Realty Investment Trust                          82,956(c)          5,617,780
Franklin Street Properties                               60,000               876,600
HCP                                                     244,181             7,457,288
Highwoods Properties                                    116,865(c)          3,897,448
Home Properties                                          56,555(c)          2,698,239
Host Hotels & Resorts                                   522,979             6,103,168
Kimco Realty                                            254,014             3,436,809
LaSalle Hotel Properties                                125,305(c)          2,660,225
Liberty Property Trust                                  102,562(c)          3,283,010
Macerich                                                 68,624(c)          2,467,016
Mid-America Apartment Communities                        26,847             1,296,173
Pebblebrook Hotel Trust                                  17,758(b)            390,854
ProLogis                                                384,187(c)          5,259,520
Public Storage                                          127,235(c)         10,363,290
Ramco-Gershenson Properties Trust                        65,000(c)            620,100
Regency Centers                                          91,156(c)          3,195,929
Senior Housing Properties Trust                         163,465             3,574,980
Simon Property Group                                    218,007(c)         17,396,958
SL Green Realty                                          23,643(c)          1,187,824
Sunstone Hotel Investors                                 37,297               331,197
Taubman Centers                                          77,725(c)          2,791,105
Ventas                                                  151,263(c)          6,616,244
Vornado Realty Trust                                    134,908             9,435,457
                                                                      ---------------
Total                                                                     158,293,864
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Forest City Enterprises Cl A                             50,039(b,c)          589,460
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $156,225,288)                                                     $160,478,654
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.18%                 832,520(d)           $832,520
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $832,520)                                                             $832,520
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON
LOAN (19.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     30,735,190           $30,735,190
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $30,735,190)                                                       $30,735,190
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $187,792,998)(e)                                                  $192,046,364
=====================================================================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At Dec. 31, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(e) At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $187,793,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $19,988,000
     Unrealized depreciation                         (15,735,000)
     -----------------------------------------------------------
     Net unrealized appreciation                      $4,253,000
     -----------------------------------------------------------





--------------------------------------------------------------------------------
10  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2009:

                                              FAIR VALUE AT DEC. 31, 2009
                            ---------------------------------------------------------------
                                 LEVEL 1          LEVEL 2
                              QUOTED PRICES        OTHER          LEVEL 3
                                IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                 IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
-------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)            $160,478,654          $--             $--        $160,478,654
-------------------------------------------------------------------------------------------
Total Equity Securities        160,478,654           --              --         160,478,654
-------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(b)                 832,520           --              --             832,520
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                        30,735,190           --              --          30,735,190
-------------------------------------------------------------------------------------------
Total Other                     31,567,710           --              --          31,567,710
-------------------------------------------------------------------------------------------
Total                         $192,046,364          $--             $--        $192,046,364
-------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.

(b) Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.



--------------------------------------------------------------------------------
12  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
DEC. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $156,225,288)             $160,478,654
  Affiliated money market fund (identified cost $832,520)               832,520
  Investments of cash collateral received for securities on loan
    (identified cost $30,735,190)                                    30,735,190
-------------------------------------------------------------------------------
Total investments in securities (identified cost $187,792,998)      192,046,364
Cash                                                                     36,888
Capital shares receivable                                                72,623
Dividends and accrued interest receivable                               677,003
-------------------------------------------------------------------------------
Total assets                                                        192,832,878
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  136,773
Payable upon return of securities loaned                             30,735,190
Accrued investment management services fees                               3,800
Accrued distribution fees                                                25,336
Accrued transfer agency fees                                                688
Accrued administrative services fees                                        271
Accrued plan administration services fees                                    27
Other accrued expenses                                                   44,498
-------------------------------------------------------------------------------
Total liabilities                                                    30,946,583
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $161,886,295
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    182,165
Additional paid-in capital                                          217,295,504
Undistributed net investment income                                      10,102
Accumulated net realized gain (loss)                                (59,854,842)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          4,253,366
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $161,886,295
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 29,729,488
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $ 52,897,042            5,957,725                       $8.88(1)
Class B                     $  6,702,981              760,991                       $8.81
Class C                     $  1,153,291              131,127                       $8.80
Class I                     $101,064,584           11,358,930                       $8.90
Class R4                    $     65,968                7,464                       $8.84
Class W                     $      2,429                  275                       $8.83
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.42. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED DEC. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 3,490,069
Interest                                                                    46
Income distributions from affiliated money market fund                   3,050
Income from securities lending -- net                                   25,905
  Less foreign taxes withheld                                          (13,019)
------------------------------------------------------------------------------
Total income                                                         3,506,051
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    639,694
Distribution fees
  Class A                                                               60,373
  Class B                                                               31,139
  Class C                                                                4,914
  Class W                                                                    3
Transfer agency fees
  Class A                                                              114,305
  Class B                                                               15,789
  Class C                                                                2,374
  Class R4                                                                  15
  Class W                                                                    2
Administrative services fees                                            46,510
Plan administration services fees -- Class R4                               73
Compensation of board members                                            2,171
Custodian fees                                                           3,582
Printing and postage                                                    22,608
Registration fees                                                       26,966
Professional fees                                                       16,747
Other                                                                    5,209
------------------------------------------------------------------------------
Total expenses                                                         992,474
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (129,889)
------------------------------------------------------------------------------
Total net expenses                                                     862,585
------------------------------------------------------------------------------
Investment income (loss) -- net                                      2,643,466
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   (3,383,342)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        57,293,165
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               53,909,823
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $56,553,289
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      DEC. 31, 2009  JUNE 30, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  2,643,466   $  5,967,465
Net realized gain (loss) on investments                                  (3,383,342)   (58,382,774)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     57,293,165    (33,559,870)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          56,553,289    (85,975,179)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (754,023)    (1,291,096)
    Class B                                                                 (72,228)      (131,849)
    Class C                                                                 (12,304)       (17,004)
    Class I                                                              (1,791,277)    (2,832,757)
    Class R4                                                                   (951)        (1,981)
    Class W                                                                     (34)           (52)
  Net realized gain
    Class A                                                                      --       (417,313)
    Class B                                                                      --        (64,837)
    Class C                                                                      --         (7,599)
    Class I                                                                      --       (627,942)
    Class R4                                                                     --           (552)
    Class W                                                                      --            (16)
  Tax return of capital
    Class A                                                                      --       (144,585)
    Class B                                                                      --        (22,464)
    Class C                                                                      --         (2,633)
    Class I                                                                      --       (217,560)
    Class R4                                                                     --           (192)
    Class W                                                                      --             (6)
--------------------------------------------------------------------------------------------------
Total distributions                                                      (2,630,817)    (5,780,438)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      DEC. 31, 2009  JUNE 30, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  3,133,664   $ 10,275,881
  Class B shares                                                            351,244      1,273,258
  Class C shares                                                            138,739        298,395
  Class I shares                                                          3,477,479     74,254,744
  Class R4 shares                                                                --          1,500
Reinvestment of distributions at net asset value
  Class A shares                                                            723,881      1,797,530
  Class B shares                                                             69,986        213,725
  Class C shares                                                             11,771         24,995
  Class I shares                                                          1,791,203      3,678,098
  Class R4 shares                                                               883          2,570
Conversions from Class B to Class A
  Class A shares                                                            948,920      1,357,272
  Class B shares                                                           (948,920)    (1,357,272)
Payments for redemptions
  Class A shares                                                         (7,856,372)   (21,010,178)
  Class B shares                                                           (874,909)    (2,515,554)
  Class C shares                                                           (111,414)      (331,279)
  Class I shares                                                        (27,700,204)   (56,470,378)
  Class R4 shares                                                           (11,944)        (7,264)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (26,855,993)    11,486,043
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  27,066,479    (80,269,574)
Net assets at beginning of period                                       134,819,816    215,089,390
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $161,886,295   $134,819,816
--------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                               $     10,102   $     (2,547)
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
CLASS A                                              DEC. 31, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.24            $11.42       $15.83      $15.30      $13.44      $10.46
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .28          .33         .21         .30         .32
Net gains (losses) (both realized and
 unrealized)                                              2.64             (5.19)       (2.55)       1.37        2.76        2.94
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.76             (4.91)       (2.22)       1.58        3.06        3.26
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)             (.20)        (.20)       (.19)       (.14)       (.18)
Distributions from realized gains                           --              (.05)       (1.99)       (.86)      (1.06)       (.10)
Tax return of capital                                       --              (.02)          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)             (.27)       (2.19)      (1.05)      (1.20)       (.28)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.88             $6.24       $11.42      $15.83      $15.30      $13.44
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            44.46%           (43.23%)     (14.32%)      9.97%      24.02%      31.32%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.71%(b)          1.70%        1.45%       1.51%       1.55%       1.57%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.37%(b)          1.43%        1.40%       1.51%       1.53%       1.49%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.17%(b)          3.51%        2.41%       1.41%       2.37%       3.56%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $53               $40          $86        $147        $107         $62
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%               51%          52%         38%         47%         63%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
CLASS B                                              DEC. 31, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.20            $11.34       $15.72      $15.20      $13.37      $10.43
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .21          .22         .05         .18         .22
Net gains (losses) (both realized and
 unrealized)                                              2.61             (5.14)       (2.52)       1.39        2.75        2.93
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.70             (4.93)       (2.30)       1.44        2.93        3.15
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)             (.14)        (.09)       (.06)       (.04)       (.11)
Distributions from realized gains                           --              (.05)       (1.99)       (.86)      (1.06)       (.10)
Tax return of capital                                       --              (.02)          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.09)             (.21)       (2.08)       (.92)      (1.10)       (.21)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.81             $6.20       $11.34      $15.72      $15.20      $13.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            43.73%           (43.65%)     (14.92%)      9.13%      23.06%      30.31%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.49%(b)          2.48%        2.21%       2.27%       2.32%       2.34%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 2.15%(b)          2.19%        2.16%       2.27%       2.30%       2.27%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.30%(b)          2.75%        1.62%        .64%       1.59%       2.77%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $7                $6          $14         $29         $27         $18
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%               51%          52%         38%         47%         63%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
18  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
CLASS C                                              DEC. 31, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.19            $11.33       $15.72      $15.20      $13.37      $10.43
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09               .22          .23         .05         .18         .21
Net gains (losses) (both realized and
 unrealized)                                              2.62             (5.15)       (2.54)       1.40        2.75        2.93
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.71             (4.93)       (2.31)       1.45        2.93        3.14
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)             (.14)        (.09)       (.07)       (.04)       (.10)
Distributions from realized gains                           --              (.05)       (1.99)       (.86)      (1.06)       (.10)
Tax return of capital                                       --              (.02)          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.10)             (.21)       (2.08)       (.93)      (1.10)       (.20)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.80             $6.19       $11.33      $15.72      $15.20      $13.37
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            43.87%           (43.65%)     (14.96%)      9.18%      23.07%      30.29%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.47%(b)          2.47%        2.21%       2.26%       2.32%       2.33%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 2.13%(b)          2.19%        2.16%       2.26%       2.29%       2.27%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.44%(b)          2.89%        1.66%        .66%       1.61%       2.79%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1                $1           $1          $2          $2          $1
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%               51%          52%         38%         47%         63%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
CLASS I                                              DEC. 31, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.26            $11.45       $15.87      $15.33      $13.46      $10.46
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .14               .32          .40         .32         .36         .35
Net gains (losses) (both realized and
 unrealized)                                              2.64             (5.21)       (2.56)       1.35        2.76        2.95
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.78             (4.89)       (2.16)       1.67        3.12        3.30
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.14)             (.23)        (.27)       (.27)       (.19)       (.20)
Distributions from realized gains                           --              (.05)       (1.99)       (.86)      (1.06)       (.10)
Tax return of capital                                       --              (.02)          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.14)             (.30)       (2.26)      (1.13)      (1.25)       (.30)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.90             $6.26       $11.45      $15.87      $15.33      $13.46
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            44.61%           (42.92%)     (13.90%)     10.52%      24.55%      31.78%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .99%(b)           .97%         .91%       1.04%       1.09%       1.10%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .92%(b)           .97%         .91%       1.04%       1.09%       1.10%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.61%(b)          4.27%        2.89%       1.87%       2.85%       4.04%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $101               $88         $113         $95         $57         $53
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%               51%          52%         38%         47%         63%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
20  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED JUNE 30,
CLASS R4                                             DEC. 31, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.22            $11.38       $15.79      $15.26      $13.41      $10.47
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13               .30          .40         .24         .32         .38
Net gains (losses) (both realized and
 unrealized)                                              2.62             (5.17)       (2.53)       1.37        2.75        2.89
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          2.75             (4.87)       (2.13)       1.61        3.07        3.27
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.13)             (.22)        (.29)       (.22)       (.16)       (.23)
Distributions from realized gains                           --              (.05)       (1.99)       (.86)      (1.06)       (.10)
Tax return of capital                                       --              (.02)          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.13)             (.29)       (2.28)      (1.08)      (1.22)       (.33)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.84             $6.22       $11.38      $15.79      $15.26      $13.41
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            44.38%           (43.02%)     (13.74%)     10.17%      24.22%      31.48%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.28%(b)          1.27%        1.21%       1.34%       1.36%       1.39%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.22%(b)          1.09%         .96%       1.34%       1.35%       1.34%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.34%(b)          3.90%        2.86%       1.58%       2.53%       3.79%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--         $--         $--         $--
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%               51%          52%         38%         47%         63%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED             YEAR ENDED JUNE 30,
CLASS W                                              DEC. 31, 2009       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(d)
Net asset value, beginning of period                     $6.22            $11.37       $15.78       $18.17
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .12               .27          .34          .24
Net gains (losses) (both realized and
 unrealized)                                              2.61             (5.15)       (2.55)       (1.62)
----------------------------------------------------------------------------------------------------------
Total from investment operations                          2.73             (4.88)       (2.21)       (1.38)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.12)             (.20)        (.21)        (.15)
Distributions from realized gains                           --              (.05)       (1.99)        (.86)
Tax return of capital                                       --              (.02)          --           --
----------------------------------------------------------------------------------------------------------
Total distributions                                       (.12)             (.27)       (2.20)       (1.01)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.83             $6.22       $11.37       $15.78
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            44.14%           (43.14%)     (14.30%)      (7.90%)
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.46%(b)          1.45%        1.35%        1.48%(b)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.35%(b)          1.43%        1.35%        1.48%(b)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.18%(b)          3.58%        2.48%        1.19%(b)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--          $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     5%               51%          52%          38%
----------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(d) For the period from Dec. 1, 2006 (when shares became publicly available) to June 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF DEC. 31, 2009)

1. ORGANIZATION

RiverSource Real Estate Fund (the Fund) is a series of RiverSource Sector Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a non-diversified, open-end management investment company. RiverSource Sector Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in equity securities of companies operating in the real estate industry, including equities of real estate investment trusts (REITs), and other real estate related investments.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Dec. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares. At Dec. 31, 2009, the Investment Manager and affiliated funds-of-funds in the RiverSource Family of Funds owned approximately 62% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from

--------------------------------------------------------------------------------
24  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income,


--------------------------------------------------------------------------------
26  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

The Fund receives distributions from holdings in REITs which report information on the character components of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on management's estimates if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At Dec. 31, 2009, and for the six months then ended, the Fund had no outstanding forward foreign currency contracts.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.84% to 0.72% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Real Estate Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $11,448 for the six months ended Dec. 31, 2009. The management fee for the six months ended Dec. 31, 2009 was 0.83% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Dec. 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Dec. 31, 2009, other expenses paid to this company were $400.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.


--------------------------------------------------------------------------------
28  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $416,000 and $13,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $33,027 for Class A, $2,394 for Class B and $6 for Class C for the six months ended Dec. 31, 2009.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Dec. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.37%
Class B.............................................  2.15
Class C.............................................  2.13
Class I.............................................  0.92
Class R4............................................  1.22
Class W.............................................  1.35


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $66,008
Class B...........................................    8,511
Class C...........................................    1,343


The management fees waived/reimbursed at the Fund level were $54,027.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2010, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.38%
Class B.............................................  2.17
Class C.............................................  2.14
Class I.............................................  0.93
Class R4............................................  1.23
Class W.............................................  1.38


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $7,351,414 and $32,792,662, respectively, for the six

--------------------------------------------------------------------------------
30  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




months ended Dec. 31, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED    YEAR ENDED
                                         DEC. 31, 2009   JUNE 30, 2009
----------------------------------------------------------------------
CLASS A
Sold                                         401,651        1,275,845
Converted from Class B*                      137,866          122,780
Reinvested distributions                      88,746          253,832
Redeemed                                  (1,013,596)      (2,838,694)
----------------------------------------------------------------------
Net increase (decrease)                     (385,333)      (1,186,237)
----------------------------------------------------------------------

CLASS B
Sold                                          44,582          150,250
Reinvested distributions                       8,681           30,989
Converted to Class A*                       (138,875)        (123,787)
Redeemed                                    (115,641)        (351,959)
----------------------------------------------------------------------
Net increase (decrease)                     (201,253)        (294,507)
----------------------------------------------------------------------

CLASS C
Sold                                          17,634           40,007
Reinvested distributions                       1,461            3,686
Redeemed                                     (15,074)         (41,866)
----------------------------------------------------------------------
Net increase (decrease)                        4,021            1,827
----------------------------------------------------------------------

CLASS I
Sold                                         450,777       10,647,708
Reinvested distributions                     219,126          546,181
Redeemed                                  (3,443,066)      (6,957,366)
----------------------------------------------------------------------
Net increase (decrease)                   (2,773,163)       4,236,523
----------------------------------------------------------------------

CLASS R4
Sold                                              --              131
Reinvested distributions                         109              366
Redeemed                                      (2,021)            (724)
----------------------------------------------------------------------
Net increase (decrease)                       (1,912)            (227)
----------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Dec. 31, 2009, securities valued at $29,729,488 were on loan, secured by cash collateral of $30,735,190 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $25,905 earned from securities lending for the six months ended Dec. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investment. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $21,219,535 and $21,209,350, respectively, for the six months ended Dec. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash

--------------------------------------------------------------------------------
32  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Dec. 31, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Dec. 31, 2009.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $1,114,883 at June 30, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At June 30, 2009, the Fund had a post-October loss of $46,927,156 that is treated for income tax purposes as occurring on July 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

REAL ESTATE INDUSTRY RISK
Because of the Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Fund is more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs. REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with

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34  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



investments in debt securities including changes in interest rates and the quality of credit extended.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Feb. 22, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New

--------------------------------------------------------------------------------
36  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT  37

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
38  RIVERSOURCE REAL ESTATE FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE REAL ESTATE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6292 G (3/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            RiverSource Sector Series, Inc.

By   /s/ Patrick T. Bannigan
     -------------------------------------------
     Patrick T. Bannigan
     President and Principal Executive Officer

Date March 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Patrick T. Bannigan
     -------------------------------------------
     Patrick T. Bannigan
     President and Principal Executive Officer

Date March 5, 2010

By   /s/ Jeffrey P. Fox
     -------------------------------------------
     Jeffrey P. Fox
     Treasurer and Principal Financial Officer

Date March 5, 2010